EARNINGS/ (LOSS) PER ADS - Schedule of Basic and Diluted earnings/(loss) Per ADS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income/(loss)		$ (4,548,156)	$ 6,614,460	$ 2,155,987
Less: Net income/(loss) attributed to noncontrolling interests		123,545	(247,413)	(622,668)
Total net income/(loss) attributed to Emeren Group Ltd		(4,671,701)	6,861,873	2,778,655
Numerator for diluted income/(loss) per ADS		$ (4,671,701)	$ 6,861,873	$ 2,778,655
Denominator:
Denominator for basic earnings (loss) per ADS - weighted average number of ADS outstanding	[1],[2]	64,924,455	68,906,139	49,166,354
Dilutive effects of share options	[1]	0	934,499	622,068
Denominator for diluted calculation - weighted average number of ADS outstanding	[1],[2]	64,924,455	69,840,638	49,788,422
Basic earnings (loss) per ADS		$ (0.07)	$ 0.10	$ 0.06
Diluted earnings (loss) per ADS		$ (0.07)	$ 0.10	$ 0.06

[1]	All shares are converted to ADS, each ADS represents 10 common shares
[2]	Each American depositary shares (ADS) represents 10 common shares